Employee benefits - Defined benefit obligations (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	$ 72,710
Current service cost	14,475	$ 12,376
Interest cost	629	1,965
Past service cost	0	8,239
Defined benefit liability (asset), ending balance	115,287	72,710
U.K.
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	(96,227)
Defined benefit liability (asset), ending balance	(85,509)	(96,227)
Germany
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	66,135
Defined benefit liability (asset), ending balance	68,819	66,135
France
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	58,048
Defined benefit liability (asset), ending balance	83,750	58,048
Other
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	44,754
Defined benefit liability (asset), ending balance	48,227	44,754
Defined benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	1,044,584	964,073
Current service cost	14,475	12,376
Interest cost	19,054	27,281
Past service cost		8,239
Business acquisitions (Note 27a)	1,732	7,994
Actuarial (gains) losses due to change in financial assumptions	40,294	129,388
Actuarial (gains) losses due to change in demographic assumptions	24,072	(15,708)
Actuarial (gains) losses due to experience	(5,883)	(17,108)
Plan participant contributions	91	102
Benefits paid from the plan	(32,864)	(28,886)
Benefits paid directly by employer	(5,073)	(7,099)
Foreign currency translation adjustment	63,262	(36,068)
Defined benefit liability (asset), ending balance	1,163,744	1,044,584
Defined benefit obligations | Unfunded Plans
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	92,738
Defined benefit liability (asset), ending balance	119,512	92,738
Defined benefit obligations | Funded Plans
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	951,846
Defined benefit liability (asset), ending balance	1,044,232	951,846
Defined benefit obligations | U.K.
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	812,179	760,244
Current service cost	1,060	889
Interest cost	15,253	21,261
Past service cost		8,239
Business acquisitions (Note 27a)	0	0
Actuarial (gains) losses due to change in financial assumptions	36,135	99,257
Actuarial (gains) losses due to change in demographic assumptions	17,671	(6,947)
Actuarial (gains) losses due to experience	(8,033)	(16,773)
Plan participant contributions	91	102
Benefits paid from the plan	(28,793)	(25,395)
Benefits paid directly by employer	0	0
Foreign currency translation adjustment	46,065	(28,698)
Defined benefit liability (asset), ending balance	891,628	812,179
Defined benefit obligations | U.K. | Unfunded Plans
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	0
Defined benefit liability (asset), ending balance	0	0
Defined benefit obligations | U.K. | Funded Plans
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	812,179
Defined benefit liability (asset), ending balance	891,628	812,179
Defined benefit obligations | Germany
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	101,298	89,959
Current service cost	776	689
Interest cost	576	1,512
Past service cost		0
Business acquisitions (Note 27a)	0	1,444
Actuarial (gains) losses due to change in financial assumptions	(1,258)	15,253
Actuarial (gains) losses due to change in demographic assumptions	0	(292)
Actuarial (gains) losses due to experience	(530)	1,065
Plan participant contributions	0	0
Benefits paid from the plan	(1,645)	(263)
Benefits paid directly by employer	(2,787)	(4,020)
Foreign currency translation adjustment	7,660	(4,049)
Defined benefit liability (asset), ending balance	104,090	101,298
Defined benefit obligations | Germany | Unfunded Plans
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	0
Defined benefit liability (asset), ending balance	0	0
Defined benefit obligations | Germany | Funded Plans
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	101,298
Defined benefit liability (asset), ending balance	104,090	101,298
Defined benefit obligations | France
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	58,048	55,276
Current service cost	4,665	4,251
Interest cost	347	950
Past service cost		0
Business acquisitions (Note 27a)	1,732	0
Actuarial (gains) losses due to change in financial assumptions	4,279	7,806
Actuarial (gains) losses due to change in demographic assumptions	6,401	(6,667)
Actuarial (gains) losses due to experience	4,054	(11)
Plan participant contributions	0	0
Benefits paid from the plan	0	0
Benefits paid directly by employer	(454)	(1,248)
Foreign currency translation adjustment	5,370	(2,309)
Defined benefit liability (asset), ending balance	84,442	58,048
Defined benefit obligations | France | Unfunded Plans
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	58,048
Defined benefit liability (asset), ending balance	84,442	58,048
Defined benefit obligations | France | Funded Plans
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	0
Defined benefit liability (asset), ending balance	0	0
Defined benefit obligations | Other
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	73,059	58,594
Current service cost	7,974	6,547
Interest cost	2,878	3,558
Past service cost		0
Business acquisitions (Note 27a)	0	6,550
Actuarial (gains) losses due to change in financial assumptions	1,138	7,072
Actuarial (gains) losses due to change in demographic assumptions	0	(1,802)
Actuarial (gains) losses due to experience	(1,374)	(1,389)
Plan participant contributions	0	0
Benefits paid from the plan	(2,426)	(3,228)
Benefits paid directly by employer	(1,832)	(1,831)
Foreign currency translation adjustment	4,167	(1,012)
Defined benefit liability (asset), ending balance	83,584	73,059
Defined benefit obligations | Other | Unfunded Plans
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	34,690
Defined benefit liability (asset), ending balance	35,070	34,690
Defined benefit obligations | Other | Funded Plans
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	38,369
Defined benefit liability (asset), ending balance	$ 48,514	$ 38,369